GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Development Stage Enterprises [Abstract]
Development Stage Enterprise General Disclosures [Text Block]
NOTE 1:-	GENERAL

a.	LabStyle Innovations Corp. (the "Company") was incorporated in Delaware and commenced operations on August 11, 2011. Through its proprietary and patent pending technology, the Company is seeking to bring laboratory testing capabilities to consumers through the use of smartphones. The Company has not generated revenues to date; accordingly, the Company is considered to be in the development stage as defined in ASC No. 915, "Development stage entities".

The Company has a wholly owned subsidiary, LabStyle Innovation Ltd. ("Ltd."), incorporated and located in Israel, which commenced operations on September 14, 2011. Its principal business activity is to perform the research and development activities as well as manufacturing and marketing its product.

b.
On February 14, 2013, a registration statement (the "Initial Registration Statement") covering the public resale of 9,430,162 shares of the Company’s common stock, par value $0.0001 per share (the "Common Stock") (including shares of Common Stock underlying warrants) previously issued in private placements or issuances which occurred in 2011 and 2012 was declared effective by the U.S. Securities and Exchange Commission (“SEC). Commencing on April 9, 2013, the Company received a ticker symbol for its Common Stock and caused the Common Stock to be eligible for trading on the Over-the-Counter Bulletin Board and the OTCQB Market operated by OTC Markets Group, Inc. ("OTCQB") under the ticker symbol "DRIO".

On July 24, 2013, another registration statement (the "Second Registration Statement") covering the public resale of 7,936,690 shares of Common Stock, (the "Common Stock") (including shares of Common Stock underlying warrants) previously issued in private placements or issuances which occurred in 2012 and 2013 was declared effective by the SEC (See also Note 5d).

c.
During the six month period ended June 30, 2013, the Company incurred operating losses and negative cash flows from operating activities amounting to $6,672,241 and $3,021,454, respectively. The Company will be required to obtain additional capital resources to maintain its commercialization, research and development activities. The Company plans to address its liquidity needs by seeking additional funding and continuing its efforts to initiate commercial sales of its initial product in Europe as soon as regulatory approvals are achieved in 2013. According to the management estimates and based on the Company's budget, the Company will have sufficient liquidity resources to continue its activity until January 2014.

On May 10, 2013, the Company conducted the final closing of the April-May 2013 Private Placement. In the aggregate, the Company raised the maximum amount of $10 million in the April-May 2013 Private Placement. Net proceeds to the Company from the April-May 2013 Private Placement were approximately $9 million, net of issuance cost. See also Note 5d.

The Company will seek to raise capital from public and/or private sources. There are no assurances, however, that the Company will be able to obtain an adequate level of financing needed for the long-term development and commercialization of its products.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

NOTE 1:-	GENERAL

a.	LabStyle Innovations Corp. (the "Company") was incorporated in Delaware on August 11, 2011 to exploit a proprietary technology and commenced its operations. The Company's technology is seeking to bring laboratory testing capabilities to consumers through the use of smartphones. Accordingly, the Company is considered to be in the development stage as defined in ASC No. 915, "Development stage entities".

The Company has a wholly owned subsidiary, LabStyle Innovation Ltd., incorporated and located in Israel ("Ltd."), which commenced operations on September 14, 2011. Its principal business activity is to perform the research and development activities of the group.

b.
During the year ended December 31, 2012, the Company continues to incur operating losses and negative cash flows amounting to $3,974,408 and $2,982,680, respectively. The Company will have to obtain additional capital resources to maintain its commercialization, research and development activities. The Company is addressing its liquidity issues by seeking additional funding and continuing its efforts to initiate commercial sales of its initial product as soon as practical in 2013.

On February 14, 2013, a registration statement covering the public resale of certain shares of Company common stock, par value $.0001 per share (the "Common Stock") previously issued in 2012-2013 in private placements was declared effective by the U.S. Securities and Exchange Commission. As of such date, there is no public market for the Common Stock, and the Company is seeking approvals to have its Common Stock quoted on the Over-the-Counter Bulletin Board ("OTCBB") and/or the OTCQB Market operated by OTC Markets Group, Inc. ("OTCQB").

The Company will seek to raise capital from public and/or private sources. There are no assurances, however, that the Company will be able to obtain an adequate level of financing needed for the long-term development and commercialization of its products. These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Subsequent to the balance sheet date, the Company obtained additional Common Stock financing in total gross amount of $500,011, as described in more detail in Note 10b.